TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating losses carry forward	$ 8,915	$ 12,080
Research and development	2,028	2,592
Other	1,462	1,132
Deferred tax assets before valuation allowance	12,405	15,804
Valuation allowance	(6,136)	(8,324)
Deferred tax assets	6,269	7,480
Deferred tax liabilities:
Capitalized software development costs	(2,474)	(3,203)
Acquired intangibles	(1,546)	(2,854)
Property and equipment	(68)	0
Deferred tax liabilities	(4,088)	(6,057)
Deferred tax assets, net	2,181	1,423
Current deferred tax assets	2,319	2,420
Long-term deferred tax assets	695	396
Long-term deferred tax liabilities	(833)	(1,393)
Deferred tax assets, net	$ 2,181	$ 1,423